Share based compensation - Schedule of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock [Member] - 2022 plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Awarded and Unvested, Beginning Balance	130,722	0
Weighted average grant date fair value, Awarded and Unvested, Beginning Balance	$ 8.5	$ 0
Number of RSUs, Granted	199,998	135,706
Weighted average grant date fair value, Granted	$ 8.3	$ 8.5
Number of RSUs, Vested	(64,544)	0
Weighted average grant date fair value, Vested	$ 8.5	$ 0
Number of RSUs, Canceled/forfeited	(5,493)	(4,984)
Weighted average grant date fair value, Canceled/forfeited	$ 8.5	$ 8.5
Number of RSUs, Awarded and Unvested, Ending Balance	260,683	130,722
Weighted average grant date fair value, Awarded and Unvested, Ending Balance	$ 8.35	$ 8.5
Number of RSUs, Expected to vest	308,688
Weighted average grant date fair value, Expected to vest	$ 8.38